Goodwill - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Impairment on goodwill		¥ 1,131,000
Long term rates used to extrapolate the budget	6.50%	6.50%
Percentage decrease in profit from operation that would result in an impairment	2.37%	11.63%
Pre-tax discount rate that would result in an impairment	14.82%	12.52%
Long term growth rate that would result in an impairment	2.98%	5.32%
Guangxi Yuchai Machinery Company Limited [Member]
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate applied to cash flow projection	12.84%	11.73%
Impairment on goodwill	¥ 0